CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance, beginning at Dec. 31, 2017	$ 40,331	$ 79,053,339	$ (66,407,622)	$ 254,851	$ 12,940,899
Balance, beginning (in shares) at Dec. 31, 2017	403,311,988
Issuance of common stock for cash	$ 6,407	8,945,522			8,951,929
Issuance of common stock for cash (in shares)	64,072,001
Restricted stock issued for services	$ 521	245,372			245,893
Restricted stock issued for services (in shares)	5,206,334
Common stock issued for services	$ 46	97,080			97,126
Common stock issued for services (in shares)	456,735
Stock-based compensation		2,429,959			2,429,959
Stock-based compensation (in shares)
Cashless exercise of common stock warrants	$ 350	(350)
Cashless exercise of common stock warrants (in shares)	3,498,943
Cashless exercise of common stock options	$ 163	(163)
Cashless exercise of common stock options (in shares)	1,633,443
Common stock issued for loan extension	$ 150	(150)
Common stock issued for loan extension (in shares)	1,500,000
Cancellation of shares in settlement of amounts due from prior acquisition	$ (73)	73
Cancellation of shares in settlement of amounts due from prior acquisition (in shares)	(728,448)
Net loss			(10,027,613)		(10,027,613)
Foreign currency translation				(47,097)	(47,907)
Balance, ending at Dec. 31, 2018	$ 47,895	90,770,682	(76,435,235)	207,754	$ 14,591,096
Balance, ending (in shares) at Dec. 31, 2018	478,950,996				478,950,996
Sale of common stock for cash	$ 3,876	2,828,276			$ 2,832,152
Sale of common stock for cash (in shares)	38,763,750
Common stock issued for services	$ 41	41,071			41,112
Common stock issued for services (in shares)	410,708
Stock-based compensation		787,720			787,720
Net loss			(4,438,530)		(4,438,530)
Foreign currency translation				13,702	13,702
Balance, ending at Jun. 30, 2019	$ 51,812	94,427,749	(80,873,765)	221,456	13,827,252
Balance, ending (in shares) at Jun. 30, 2019	518,125,454
Balance, beginning at Dec. 31, 2018	$ 47,895	90,770,682	(76,435,235)	207,754	$ 14,591,096
Balance, beginning (in shares) at Dec. 31, 2018	478,950,996				478,950,996
Issuance of common stock for cash	$ 3,876	2,924,436			$ 2,928,312
Issuance of common stock for cash (in shares)	38,763,750
Common stock issued for services	$ 41	41,030			41,071
Common stock issued for services (in shares)	410,708
Stock-based compensation		1,246,019			1,246,019
Stock-based compensation (in shares)
Net loss			(10,500,358)		(10,500,358)
Foreign currency translation				(30,369)	(30,369)
Balance, ending at Dec. 31, 2019	$ 51,812	94,982,167	(86,935,593)	177,385	$ 8,275,771
Balance, ending (in shares) at Dec. 31, 2019	518,125,454				518,125,454
Balance, beginning at Mar. 31, 2019	$ 47,895	91,186,061	(78,697,974)	231,982	$ 12,767,964
Balance, beginning (in shares) at Mar. 31, 2019	478,950,996
Sale of common stock for cash	$ 3,876	2,828,276			2,832,152
Sale of common stock for cash (in shares)	38,763,750
Common stock issued for services	$ 41	41,071			41,112
Common stock issued for services (in shares)	410,708
Stock-based compensation		372,341			372,341
Net loss			(2,175,791)		(2,175,791)
Foreign currency translation				(10,526)	(10,526)
Balance, ending at Jun. 30, 2019	$ 51,812	94,427,749	(80,873,765)	221,456	13,827,252
Balance, ending (in shares) at Jun. 30, 2019	518,125,454
Balance, beginning at Dec. 31, 2019	$ 51,812	94,982,167	(86,935,593)	177,385	$ 8,275,771
Balance, beginning (in shares) at Dec. 31, 2019	518,125,454				518,125,454
Sale of common stock for cash	$ 344	199,656			$ 200,000
Sale of common stock for cash (in shares)	3,441,558
Common stock issued for services	$ 11	8,259			8,270
Common stock issued for services (in shares)	106,192
Warrant exercise	$ 2,048	1,246,935			283,950
Warrant exercise (in shares)	20,480,992
Modification of warrants issued with debt		95,223			95,223
Warrant exercise inducement		366,795			366,795
Stock-based compensation	$ 450	629,543			629,993
Stock-based compensation (in shares)	4,500,000
Net loss			(7,298,869)		(7,298,869)
Foreign currency translation				(36,029)	(36,029)
Balance, ending at Jun. 30, 2020	$ 54,665	97,528,578	(94,234,462)	141,356	$ 3,490,137
Balance, ending (in shares) at Jun. 30, 2020	546,654,196				546,654,196
Balance, beginning at Mar. 31, 2020	$ 52,273	95,254,309	(90,772,014)	61,121	$ 4,595,689
Balance, beginning (in shares) at Mar. 31, 2020	522,731,646
Sale of common stock for cash	$ 344	199,656			200,000
Sale of common stock for cash (in shares)	3,441,558
Warrant exercise	$ 2,048	1,246,935			1,248,983
Warrant exercise (in shares)	20,480,992
Warrant exercise inducement		366,795			366,795
Stock-based compensation		460,883			460,883
Net loss			(3,462,448)		(3,462,448)
Foreign currency translation				80,235	80,235
Balance, ending at Jun. 30, 2020	$ 54,665	$ 97,528,578	$ (94,234,462)	$ 141,356	$ 3,490,137
Balance, ending (in shares) at Jun. 30, 2020	546,654,196				546,654,196